STOCK-BASED COMPENSATION EXPENSE	9 Months Ended
Sep. 30, 2021
STOCK-BASED COMPENSATION EXPENSE
STOCK-BASED COMPENSATION EXPENSE

5.    STOCK-BASED COMPENSATION EXPENSE

Stock Option Plan

The Company adopted the 2016 Stock Plan in October 2016 (the “Plan”). The 2016 Plan authorized the grant of incentive stock options, non-statutory stock options, and restricted stock awards to employees, directors, and consultants. The 2016 Plan also initially reserved 993,542 shares of common stock (8,941,878 shares post-split in June 2018) for issuance and designated forfeited option shares to be returned to the option reserve. Options may be early exercised and are exercisable for a term of 10 years from the date of grant.

As of September 30, 2021 (unaudited), December 31, 2020 and 2019, the Company’s board of directors had authorized 33,959,633 shares to be reserved for options grants under the 2016 Plan. The Company had 18,081,476, 7,314,116, 6,523,460 and 7,609,913 shares available for issuance as of September 30, 2021 (unaudited), September 30, 2020 (unaudited) and December 31, 2020 and December 31, 2019 respectively.

Stock Option Valuation

The Company utilizes the Black-Scholes option pricing model for estimating the fair value of options granted, which requires the input of highly subjective assumptions.

The Company calculates the fair value of each option grant on the grant date using the following assumptions:

Expected Term — The Company uses the simplified method when calculating expected term due to insufficient historical exercise data.

Expected Volatility — As the Company’s shares are not actively traded, the volatility is based on a benchmark of comparable companies within the automotive and energy storage industries.

Expected Dividend Yield — The dividend rate used is zero as the Company does not have a history of paying dividends on its common stock and does not anticipate doing so in the foreseeable future.

Risk-Free Interest Rate — The interest rates used are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.

	Nine Months Ended September 30,		Years Ended December 31,
	2021	2020	2020	2019

	(unaudited)
Risk-free interest rate	0.55 – 1.09%	0.29 – 1.63%	0.29 – 1.63%	1.64 – 2.63%
Expected term (in years)	5.47 – 6.07	5.82 – 6.05	5.66 – 6.28	5.71 – 6.28
Expected dividend yield.	0%	0%	0%	0%
Expected volatility	36.88 – 51.52%	31.29 – 36.38%	31.29 – 36.85%	31.00 – 31.50%

The following table presents the impact of stock-based compensation expense on the Statements of Operations for the nine months ended periods ending September 30, 2021 and 2020 (unaudited), and the years ending December 31, 2020 and 2019 respectively (in thousands):

	Nine Months Ended		Years Ended
	September 30,		December 31,
	2021	2020	2020	2019

	(unaudited)
Research and development	$1,126	$614	$743	$585
General, and administrative	695	57	99	41
Total stock-based compensation expense	$1,821	$671	$842	$626

Total stock-based compensation that was capitalized into internally developed software asset was $0.2 million, $0.1 million, $0.1 million and $0.1 million during the nine months ended September 30, 2021 and 2020 (unaudited), and the years ended December 31, 2020 and 2019, respectively. The unrecognized compensation cost of stock options as of September 30, 2021 and 2020 (unaudited), December 31, 2020 and 2019 was $6.7 million, $2.2 million, $3.3 million and $2.2 million, which is expected to be recognized over the weighted average remaining service period of 2.4, 2.3, 2.5 and 2.4 years respectively.

Option Activity

Changes in stock options are as follows:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual	Value
	Outstanding	Per Share	Term (years)	(in thousands)
Outstanding at December 31, 2018	8,268,978	$0.15	9.04	$4,118
Granted.	2,214,000	0.38
Exercised	1,834,756	0.19		1,290
Cancelled	873,781	0.17
Outstanding at December 31, 2019	7,774,441	$0.20	8.29	$9,469
Granted.	2,275,328	0.85
Exercised	648,376	0.22		1,226
Cancelled	880,670	0.29
Outstanding at December 31, 2020	8,520,723	$0.37	7.68	$15,194
Granted.	1,056,750	2.34
Exercised	556,535	0.43		5,079
Cancelled	465,116	0.64
Outstanding at September 30, 2021.	8,555,822	$0.59	7.15	$208,320
Vested and exercisable as of September 30, 2021.	5,614,819	$0.27	6.32	$138,515

The weighted-average grant date fair value of stock options issued for the quarter ended September 30, 2020 (unaudited), and the years ended December 31, 2020 and 2019 were $1.27, $1.26 and $0.78, respectively, there were no stock options issued in the quarter ended September 30, 2021. There were 122,827 and 133,708 stock options exercised during the quarter ended September 30, 2021, and 2020 and the total intrinsic value of stock options exercised was $3.00 million and $0.02 million, $1.2 million and $1.3 million for the quarter ended September 30, 2021 and 2020 (unaudited), and the years ended December 31, 2020 and 2019, respectively. The fair value of awards vested in the nine months ended September 30, 2021 and 2020 (unaudited), and the years ended December 31, 2020 and 2019 was $1.4 million and $0.75 million, $1.0 million and $0.6 million, respectively.

Restricted Stock Units

During the period ended September 30, 2021, the Company granted RSUs to its employees. The RSUs are subject to performance and service-based vesting conditions satisfied over four years with one-fourth of the award vesting after the first-year anniversary and one-forty eighth of the award vesting monthly thereafter. The related stock-based compensation is recognized based on a graded attribution method. For the period ended September 30, 2021, the Company did not recognize stock-based compensation associated with such RSUs as the performance condition had not been satisfied as of September 30, 2021.

A summary of the Company’s RSU activities and related information is as follows:

RSUs Outstanding
Weighted Average
	(unaudited)	Grant date Fair
	Number of RSUs	Value Per Share
(in thousands)
Balance as of March 31, 2021	—	—
RSUs granted	2,842	$24.94
RSUs vested	—	—
RSUs forfeited	—	—
Balance as of September 30, 2021.	2,842	$24.94

As of September 30, 2021, there was $70.9 million unrecognized stock-based compensation expense related to outstanding RSUs granted to employees.

Performance Awards

In July 2021, our Board of Directors granted 15.0 million performance awards to our employees, which upon vesting will generally be paid in shares of our common stock.

The Company noted that the PRSUs granted had the following market and performance conditions as set forth below:

The PRSUs are split into six different tranches based on certain market capitalization targets using the volume-weighted average price (“VWAP”) calculated over a 90-calendar day period. The market capitalization targets for each tranche are as follows:

●	Tranche 1 PSUs will vest once the market capitalization based on a 90-calendar day VWAP exceeds $8.5 billion2 (~$20.00 per share);
●	Tranche 2 PSUs will vest once the market capitalization based on a 90-calendar day VWAP exceeds $14.9 billion (~$35.00 per share);
●	Tranche 3 PSUs will vest once the market capitalization based on a 90-calendar day VWAP exceeds $21.3 billion (~$50.00 per share);
●	Tranche 4 PSUs will vest once the market capitalization based on a 90-calendar day VWAP exceeds $27.6 billion (~$65.00 per share);
●	Tranche 5 PSUs will vest once the market capitalization based on a 90-calendar day VWAP exceeds $34.0 billion (~$80.00 per share); and
●	Tranche 6 PSUs will vest once the market capitalization based on a 90-calendar day VWAP exceeds $42.5 billion (~$100.00 per share).

The market condition can only be met through market capitalization of Embark Technology derived by publicly traded prices of Embark Technology’s Class A Common Stock, therefore there is an implicit performance condition of Embark achieving a liquidity event and becoming a publicly traded company.

The PRSUs cannot vest prior to the first anniversary of the consummation of a business combination with a special purpose acquisition company (i.e., an implied service condition of one year). Whether any performance awards vest, and the amount that does vest, is also tied to the completion of service periods that range from 6.29 years to 9.62 years at inception and the achievement of our common stock trading at certain pre-determined prices. The weighted-average fair value of the performance awards granted was $5.87, calculated using the weighted-average fair market value for each award, using a Monte Carlo simulation. There was no share-based compensation expense recorded as of September 30, 2021, related to these performance awards due to the liquidity event not occurring as of September 30, 2021. There was approximately $79.5 million of unrecognized compensation cost related to these non-vested performance awards expected to be expensed over the weighted-average period of 9.62 years as of September 30, 2021.